Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Airlines - 0.4%
Southwest Airlines Co.	10,388	$ 371,579

Banks - 9.2%
Citizens Financial Group, Inc.	24,937	1,080,271
Fifth Third Bancorp	32,431	1,176,921
First Citizens BancShares, Inc., Class A	778	605,035
Huntington Bancshares, Inc.	99,721	1,512,767
M&T Bank Corp.	9,811	1,530,516
Regions Financial Corp.	54,709	1,287,850
Zions Bancorp NA	11,724	623,248

		7,816,608

Beverages - 1.3%
Constellation Brands, Inc., Class A	2,530	585,746
Keurig Dr. Pepper, Inc.	15,051	530,999

		1,116,745

Building Products - 2.0%
Carlisle Cos., Inc.	3,189	799,993
Fortune Brands Innovations, Inc.	13,798	890,109

		1,690,102

Capital Markets - 6.3%
Ameriprise Financial, Inc.	4,734	1,657,468
Northern Trust Corp.	7,924	768,390
Raymond James Financial, Inc.	9,970	1,124,317
State Street Corp.	12,463	1,138,246
T. Rowe Price Group, Inc.	5,804	675,992

		5,364,413

Chemicals - 1.5%
Celanese Corp.	3,172	390,790
RPM International, Inc.	9,457	850,279

		1,241,069

Communications Equipment - 1.2%
Motorola Solutions, Inc.	3,969	1,020,073

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	2,705	972,826

Consumer Finance - 0.8%
Discover Financial Services	5,987	698,862

Containers & Packaging - 2.6%
Ball Corp.	8,276	481,994
Packaging Corp. of America	5,832	832,227
Silgan Holdings, Inc.	16,590	894,035

		2,208,256

Distributors - 2.1%
Genuine Parts Co.	3,710	622,612
LKQ Corp.	19,318	1,138,989

		1,761,601

Diversified Financial Services - 0.7%
Voya Financial, Inc.	8,105	565,486

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 3.9%
Edison International	8,949	$ 616,586
Entergy Corp.	10,848	1,174,621
Xcel Energy, Inc.	21,984	1,511,840

		3,303,047

Electrical Equipment - 3.2%
Acuity Brands, Inc.	4,499	848,151
AMETEK, Inc.	6,881	997,195
Hubbell, Inc.	3,840	879,014

		2,724,360

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	11,197	893,185
CDW Corp.	5,337	1,046,212
Jabil, Inc.	7,497	589,489
Teledyne Technologies, Inc. (A)	1,507	639,360

		3,168,246

Equity Real Estate Investment Trusts - 9.8%
American Homes 4 Rent, Class A	19,642	673,524
AvalonBay Communities, Inc.	3,443	610,926
Boston Properties, Inc.	6,493	483,988
Brixmor Property Group, Inc.	21,897	515,236
Essex Property Trust, Inc.	1,531	346,113
Federal Realty Investment Trust	3,503	390,690
Host Hotels & Resorts, Inc.	17,639	332,495
JBG SMITH Properties	12,219	246,091
Kimco Realty Corp.	26,709	599,884
Mid-America Apartment Communities, Inc.	2,278	379,788
Rayonier, Inc.	22,216	808,440
Regency Centers Corp.	6,008	400,313
Rexford Industrial Realty, Inc.	6,189	392,816
Sun Communities, Inc.	2,446	383,680
Ventas, Inc.	6,955	360,338
Weyerhaeuser Co.	23,779	818,711
WP Carey, Inc.	7,452	637,370

		8,380,403

Food & Staples Retailing - 1.4%
Kroger Co.	12,053	537,925
US Foods Holding Corp. (A)	18,354	699,838

		1,237,763

Food Products - 0.6%
Post Holdings, Inc. (A)	5,718	542,924

Gas Utilities - 0.7%
National Fuel Gas Co.	9,859	572,414

Health Care Equipment & Supplies - 1.6%
Globus Medical, Inc., Class A (A)	4,707	355,379
Zimmer Biomet Holdings, Inc.	7,833	997,454

		1,352,833

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	8,395	1,418,419
Henry Schein, Inc. (A)	14,721	1,268,214
Laboratory Corp. of America Holdings	6,233	1,571,464
Universal Health Services, Inc., Class B	3,787	561,272

		4,819,369

Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	3,983	589,365
Expedia Group, Inc. (A)	5,235	598,360

		1,187,725

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.6%
Mohawk Industries, Inc. (A)	4,941	$ 593,216
Newell Brands, Inc.	45,980	733,841

		1,327,057

Household Products - 0.5%
Energizer Holdings, Inc.	12,258	454,772

Insurance - 5.7%
Arch Capital Group Ltd. (A)	14,409	927,219
Globe Life, Inc.	2,793	337,534
Hartford Financial Services Group, Inc.	13,578	1,053,789
Loews Corp.	22,068	1,356,741
RenaissanceRe Holdings Ltd.	2,437	476,896
W.R. Berkley Corp.	10,370	727,352

		4,879,531

Interactive Media & Services - 0.9%
IAC, Inc. (A)	13,594	768,061

IT Services - 1.8%
FleetCor Technologies, Inc. (A)	3,799	793,269
GoDaddy, Inc., Class A (A)	8,567	703,608

		1,496,877

Machinery - 7.3%
Dover Corp.	2,936	445,773
IDEX Corp.	3,321	795,977
ITT, Inc.	11,648	1,066,840
Lincoln Electric Holdings, Inc.	6,262	1,044,940
Middleby Corp. (A)	6,901	1,072,761
Snap-on, Inc.	4,384	1,090,432
Timken Co.	8,301	683,588

		6,200,311

Media - 2.0%
Liberty Broadband Corp., Class C (A)	9,702	871,045
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	21,262	856,859

		1,727,904

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	8,759	390,827

Multi-Utilities - 3.4%
CMS Energy Corp.	20,875	1,319,091
Sempra Energy	1,886	302,382
WEC Energy Group, Inc.	13,821	1,299,036

		2,920,509

Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	24,073	602,547
Diamondback Energy, Inc.	3,360	490,963
Williams Cos., Inc.	31,166	1,004,792

		2,098,302

Personal Products - 0.3%
BellRing Brands, Inc. (A)	9,480	268,853

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	4,490	703,403

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	8,885	759,756

	Shares	Value
COMMON STOCKS (continued)
Software - 1.4%
Gen Digital, Inc.	22,982	$ 528,816
Take-Two Interactive Software, Inc. (A)	5,970	675,983

		1,204,799

Specialty Retail - 2.4%
AutoZone, Inc. (A)	427	1,041,389
Bath & Body Works, Inc.	11,525	530,265
Best Buy Co., Inc.	5,466	484,944

		2,056,598

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc. (B)	8,640	720,317
Ralph Lauren Corp.	6,602	817,658
Tapestry, Inc.	19,760	900,463

		2,438,438

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	38,910	549,409

Total Common Stocks (Cost $50,784,345)		82,362,111

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $2,815,718 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $2,871,998.	$ 2,815,577	2,815,577

Total Repurchase Agreement (Cost $2,815,577)		2,815,577

Total Investments (Cost $53,599,922)		85,177,688
Net Other Assets (Liabilities) - 0.0% (D)		18,015

Net Assets - 100.0%		$ 85,195,703

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$82,362,111	$—	$—	$82,362,111
Repurchase Agreement	—	2,815,577	—	2,815,577

Total Investments	$82,362,111	$2,815,577	$—	$85,177,688

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $710,646, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $726,671. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2023.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4